COLUMBIA NEWPORT TIGER FUND
                                  (the "Fund")
                 Supplement to Prospectus dated January 1, 2005
                           Class A, B, C and T Shares


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment
o 5% total return for each year
o Fund operating expenses remain the same
o Reinvestment of all dividends and distributions
o Class B shares convert to Class A shares after eight years



  Annual Fund Operating Expenses (deducted directly from Fund Assets)
                                                              Class A       Class B       Class C      Class T
  Management fee (1) (2) (3)  (%)                              0.95          0.95           0.95        0.95
  --------------------------------------------------------- ------------ -------------- ------------  ---------
  --------------------------------------------------------- ------------ -------------- ------------  ---------
  Distribution and service (12b-1) fees (%)                    0.25          1.00           1.00        0.00
  --------------------------------------------------------- ------------ -------------- ------------- ---------
  --------------------------------------------------------- ------------ -------------- ------------  ---------
  Other expenses (3) (4)  (%)                                  0.61          0.61           0.61        0.61
  --------------------------------------------------------- ------------ -------------- ------------  ---------
  Total annual fund operating expenses (%)                     1.81          2.56           2.56        1.56

(1)  The Fund pays a management fee of 0.70% and an administration fee of 0.25%.
(2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.
(3) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.55%. If this waiver were reflected in the table, the other expenses for each share class would be 0.60% and total annual fund operating expenses for Class A, B, C and T shares would be 1.80%, 2.55%, 2.55% and 1.55%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.
(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


   Example Expenses  (your actual costs may be higher or lower)
   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A:                                                    $748          $1,112         $1,499        $2,579
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B:          did not sell your shares                  $259          $796           $1,360        $2,712
            sold all your shares at the end of the period      $759          $1,096         $1,560        $2,712
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class C:          did not sell your shares                  $259          $796           $1,360        $2,895
            sold all your shares at the end of the period      $359          $796           $1,360        $2,895
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class T:                                                    $725          $1,039         $1,376        $2,325

   -------------------------------------------------------- ------------ -------------- ------------- ---------------



732-36/762U-0305                                                 March 18, 2005

                           COLUMBIA NEWPORT TIGER FUND
                                  (the "Fund")
                 Supplement to Prospectus dated January 1, 2005
                                 Class Z Shares


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment
o 5% total return for each year
o Fund operating expenses remain the same
o Reinvestment of all dividends and distributions

  Annual Fund Operating Expenses (deducted directly from Fund Assets)


  Management fee (1) (2) (3)  (%)                              0.95
  --------------------------------------------------------- ------------
  --------------------------------------------------------- ------------
  Distribution and service (12b-1) fees (%)                    0.00
  --------------------------------------------------------- ------------
  --------------------------------------------------------- ------------
  Other expenses (3) (4)  (%)                                  0.61
  --------------------------------------------------------- ------------
  Total annual fund operating expenses (%)                     1.56

(1)  The Fund pays a management fee of 0.70% and an administration fee of 0.25%.
(2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.
(3) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.55%. If this waiver were reflected in the table, the other expenses for Class Z shares would be 0.60% and total annual fund operating expenses for Class Z shares would be 1.55%. This arrangement may be modified or terminated by the advisor or administrator at any time.
(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


   Example Expenses  (your actual costs may be higher or lower)
                                                              1 Year        3 Years       5 Years        10 Years
                                                               $159          $493            $850         $1,856



732-36/758U-0305                                                 March 18, 2005